January 29, 2009

Securities and Exchange Commission Office of Filings and Information Services Judiciary Plaza 100 F Street, N.E. Washington, D.C. 20549

Re:	Dreyfus New York AMT-Free Municipal Bond Fund
File No. 811-4765

Dear Sir or Madam:

Transmitted for filing is Form N-CSR for the above-referenced Registrant for the annual period ended November 30, 2008.

Please direct any questions or comments to the attention of the undersigned at (212) 922-6815.

Very truly yours,

/s/ Maria R. Rodriguez Maria R. Rodriguez

MR\ Enclosures